PUBLIC OFFERING	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
FUTURETECH II ACQUISITION CORP [Member]
PUBLIC OFFERING

Note 3 - Public Offering

Pursuant to the Initial Public Offering and full exercise of the underwriters’ overallotment option, the Company sold 11,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (see Note 7).

Note 3 - Public Offering

Pursuant to the Initial Public Offering and full exercise of the underwriters’ overallotment option, the Company sold 11,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (see Note 7).